Total Gross Notional Amounts for Outstanding Derivatives (Recorded At Fair Value) (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Foreign currency contracts USD ($)	Mar. 31, 2012 Foreign currency contracts JPY (¥)	Mar. 31, 2011 Foreign currency contracts JPY (¥)
Derivative [Line Items]
Notional amount	$ 334,756	¥ 27,450,000	¥ 22,836,000	$ 334,756	¥ 27,450,000	¥ 22,836,000